Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Borrowings
Amounts due within one year	$ 90,014	$ 119,764
Less: unamortized deferred loan issuance costs	(5,053)	(5,194)
Borrowings-current portion	84,961	114,570	[1]
Amounts due after one year	1,112,816	1,202,823
Less: unamortized deferred loan issuance costs	(13,334)	(16,828)
Borrowings-non-current portion	1,099,482	1,185,995	[1]
Total	$ 1,184,443	$ 1,300,565

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd., acquired on April 26, 2018 from GasLog Ltd. (“GasLog”) (Note 1).